Related Party Transactions: Schedule of Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Due from Related Parties, Current	$ 2,865	$ 2,085
Due to Related Parties, Current	870	216
CMFG Life Insurance Company
Due from Related Parties, Current	2,865	2,085
Due to Related Parties, Current	6	211
CUNA Brokerage Services, Inc
Due to Related Parties, Current	854
MEMBERS Capital Advisors, Inc.
Due to Related Parties, Current	$ 10	$ 5